Fair Value Measurements (Tables) (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Nonrecurring
Fair Value Measurements
Schedule of assets and liabilities that were accounted for on a nonrecurring basis by level within the fair value hierarchy

The following table sets forth by level within the fair value hierarchy of our assets and liabilities that were accounted for on a nonrecurring basis as of December 31, 2012 (in thousands).

	Nonrecurring Fair Value Measurements At Report Date using:
	Fair Value as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses) for the Year Ended December 31, 2012
Medical office buildings	$3,589	$—	$—	$3,589	$(615)
Land	1,210	—	—	1,210	(232)
Property under development	675	—	—	675	(90)
	$5,474	$—	$—	$5,474	$(937)

		Nonrecurring Fair Value Measurements At Report Date using:
	Fair Value as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses) for the Year Ended December 31, 2012
Medical office buildings	$3,588,594	$—	$—	$3,588,594	$(614,540)
Land	1,210,406	—	—	1,210,406	(231,594)
Property under development	674,773	—	—	674,773	(90,455)

	$5,473,773	$—	$—	$5,473,773	$(936,589)

		Nonrecurring Fair Value Measurements At Report Date using:
	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses) for the Year Ended December 31, 2011
Medical office buildings	$2,954,837	$—	$—	$2,954,837	$(1,436,813)

Summary of quantitative inputs and assumptions used for items categorized in Level 3 for the fair value hierarchy

Asset Category	Fair value at December 31, 2012	Valuation Techniques	Unobservable Inputs	Ranges
Investment in real estate properties	$4,799	Discounted cash flow	Discount rate Capitalization rate Vacancy rate	10.7-13.5% 7.7-10.5% 9.41-17.8%
Property under development	$675	Market comparable/ Discounted cash flow	Capitalization rate	9-10%

Asset Category	Fair value at December 31, 2012	Valuation Techniques	Unobservable Inputs	Ranges
Investment in real estate properties	$4,799,000	Discounted cash	Discount rate	10.7 - 13.5%
		flow	Capitalization rate	7.7 - 10.5%
			Vacancy rate	9.41 - 17.8%
Property under development	674,773	Market comparable/Discounted cash flow	Capitalization rate	9 - 10%

Schedule of fair value of other financial instruments

The following table presents the fair value of other financial instruments (in thousands). The swaps are measured at fair value on a recurring basis.

	September 30,		December 31,
	2013		2012
	(unaudited)
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash	$4,233	$4,233	$2,614	$2,614
Debt	$46,675	$47,192	$84,489	$86,982
Interest rate swaps—Liabilities	$437	$437	$643	$643

	As of December 31
	2012		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Notes payable(1)	$84,489,017	$86,982,366	$98,674,263	$91,120,934
Interest rate swaps—Liabilities	642,940	642,940	764,994	764,994
(1)
For disclosure purposes only.